Parent Company Only Condensed Financial Information - Schedule of condensed statements of operations and comprehensive loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (229,210)	$ (33,232)	¥ (190,297)	¥ (113,106)
Total operating expenses	(3,361,096)	(487,312)	(2,932,086)	(1,958,894)
Loss from operations	(774,680)	(112,317)	(943,248)	(851,457)
Interest expense	45,607	6,612	31,644	31,215
Others, net	81,445	11,808	36,673	61,052
Loss before tax	(725,934)	(105,250)	(919,439)	(796,096)
Income tax expenses	(13,844)	(2,007)	(6,648)	(2,929)
Net loss	(745,900)	(108,142)	(1,026,354)	(1,753,352)
Net loss attributable to ordinary shareholders of the Company	(727,032)	(105,409)	(995,655)	(1,752,789)
Net loss	(745,900)	(108,142)	(1,026,354)	(1,753,352)
Other comprehensive loss:
Foreign currency translation adjustment	(37,740)	(5,472)	(7,296)	(32,531)
Total other comprehensive loss	(37,740)	(5,472)	(7,296)	(32,531)
Total comprehensive loss	(783,623)	(113,614)	(1,033,650)	(1,785,883)
Comprehensive loss attributable to ordinary shareholders of the Company	(764,772)	(110,881)	(1,002,951)	(1,785,320)
Parent Company [Member]
Operating expenses:
General and administrative expenses	(12,861)	(1,865)	(13,048)	(13,008)
Total operating expenses	(12,861)	(1,865)	(13,048)	(13,008)
Loss from operations	(12,861)	(1,865)	(13,048)	(13,008)
Interest income	135	20	5,246	22,060
Interest expense	(14,380)	(2,084)	(616)
Others, net	1,354	196	2,289	792
Share of loss of subsidiaries and VIEs	(701,280)	(101,676)	(989,148)	(1,762,633)
Loss before tax	(727,032)	(105,409)	(995,277)	(1,752,789)
Income tax expenses			(378)
Net loss	(727,032)	(105,409)	(995,655)	(1,752,789)
Net loss attributable to ordinary shareholders of the Company	(727,032)	(105,409)	(995,655)	(1,752,789)
Net loss	(727,032)	(105,409)	(995,655)	(1,752,789)
Other comprehensive loss:
Foreign currency translation adjustment	(37,740)	(5,472)	(7,296)	(32,531)
Total other comprehensive loss	(37,740)	(5,472)	(7,296)	(32,531)
Total comprehensive loss	(764,772)	(110,881)	(1,002,951)	(1,785,320)
Comprehensive loss attributable to ordinary shareholders of the Company	¥ (764,772)	$ (110,881)	¥ (1,002,951)	¥ (1,785,320)